Investor A1 [Member] Expense Example - Investor A1 - BlackRock New Jersey Municipal Bond Fund - Investor A1 Shares	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	446
Expense Example, with Redemption, 10 Years	$ 1,011